Class A Common Stock Subject to Possible Redemption (Details) - Class A Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	380,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares voting rights	one
Common stock shares outstanding	23,000,000
Common stock shares issued	23,000,000